Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Summary of Loans Outstanding

Loans outstanding at December 31, 2013 and 2012, are as follows:

	(Expressed in Thousands)
	2013	2012
Consumer Real Estate:
Construction	$487	$730
Farmland	136	239
Residential 1-4 Family	23,275	22,439
Home Equity Loans	1,665	1,960
Home Equity Lines of Credit	3,684	3,157

Total Consumer Real Estate	29,247	28,525
Commercial Real Estate:
Non-farm, non-residential	35,345	41,164
Multifamily (5 or more) residential properties	8,762	8,986

Total Commercial Real Estate	44,107	50,150
Commercial and Other Loans:
Commercial	5,489	5,626
Non-rated industrial development obligations	11,200	9,954
Other loans	36	23

Total Commercial and Other Loans	16,725	15,603
Consumer Loans:
Installment and other loans to individuals	2,921	4,668
Credit Cards	535	563

Total Consumer Loans	3,456	5,231

Total loans	93,535	99,509
Less unearned interest and deferred fees	133	122

Net loans	$93,402	$99,387

Summary of Contractual Aging of Loans in Past Due, by Class of Loans

The following tables present the contractual aging of the recorded investment in past due loans by class of loans (in thousands):

	December 31, 2013
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or more Past Due	Total Past Due	Total Loans	90 Days or more Past Due and Accruing
Commercial and Other Loans	$16,693	$10	$—	$22	$32	$16,725	$—
Commercial real estate	43,244	159	—	704	863	44,107	—
Consumer real estate	28,994	168	9	76	253	29,247	—
Consumer	3,451	4	—	1	5	3,456	—
Unearned interest and deferred fees	(133)	—	—	—	—	(133)	—

Total loans	$92,249	$341	$9	$803	$1,153	$93,402	$—

Non-accrual loans included above are as follows:
Commercial and Other Loans	$4	$—	$—	$22	$22	$26	$—
Commercial real estate	22	159	—	704	863	885	—
Consumer real estate	146	124	9	76	209	355	—
Consumer	—	3	—	1	4	4	—

Total non-accrual loans	$172	$286	$9	$803	$1,098	$1,270	$—

	December 31, 2012
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or more Past Due	Total Past Due	Total Loans	90 Days or more Past Due and Accruing
Commercial and Other Loans	$15,515	$65	$—	$23	$88	$15,603	$—
Commercial real estate	47,261	31	—	2,858	2,889	50,150	—
Consumer real estate	28,006	139	295	85	519	28,525	—
Consumer	5,214	4	7	6	17	5,231	—
Unearned interest and deferred fees	(122)	—	—	—	—	(122)	—

Total loans	$95,874	$239	$302	$2,972	$3,513	$99,387	$—

Non-accrual loans included above are as follows:
Commercial and Other Loans	$8	$—	$—	$23	$23	$31	$—
Commercial real estate	257	—	—	2,858	2,858	3,115	—
Consumer real estate	195	108	—	85	193	388	—
Consumer	10	—	1	6	7	17	—

Total non-accrual loans	$470	$108	$1	$2,972	$3,081	$3,551	$—

Risk Category of Loans by Class of Loan Based on Most Recent Analysis

The following tables present the risk category of loans by class of loans based on the most recent analysis performed and the contractual aging as of December 31, 2013 and 2012 (in thousands):

December 31, 2013	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$16,675	$—	$50	$—	$16,725
Commercial Real Estate	35,302	3,936	4,869	—	44,107
Construction and Farmland	272	—	351	—	623

Total	$52,249	$3,936	$5,270	$—	$61,455

Current	$52,249	$3,936	$4,349	$—	$60,534
Past Due 30-59 days	—	—	10	—	10
Past Due 60-89 days	—	—	—	—	—
Past Due 90 days or more	—	—	—	—	—
Non- accrual	—	—	911	—	911

Total	$52,249	$3,936	$5,270	$—	$61,455

December 31, 2012	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$15,572	$—	$31	$—	$15,603
Commercial Real Estate	39,873	3,465	6,812	—	50,150
Construction and Farmland	969	—	—	—	969

Total	$56,414	$3,465	$6,843	$—	$66,722

Current	$56,349	$3,465	$3,728	$—	$63,542
Past Due 30-59 days	65	—	—	—	65
Past Due 60-89 days	—	—	—	—	—
Past Due 90 days or more	—	—	—	—	—
Non- accrual	—	—	3,115	—	3,115

Total	$56,414	$3,465	$6,843	$—	$66,722

Recorded Investment of Loans by Class of Loan Based on Payment Activity

For consumer and residential real estate loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in those loan classes based on payment activity as of December 31, 2013 and 2012 (in thousands):

2013	Performing	Non-performing	Total
Consumer	$3,452	$4	$3,456
Consumer Real Estate	28,269	355	28,624

Total	$31,721	$359	$32,080

2012	Performing	Non-performing	Total
Consumer	$5,214	$17	$5,231
Consumer Real Estate	28,247	388	28,635

Total	$33,461	$405	$33,866

	December 31,
	2013	2012	2011

Average investment in impaired loans	$2,415	$3,646	$4,235

Related allowance for loan losses	168	642	836

Partial charge-offs	—	—	—

Interest income recognized on a cash basis on impaired loans	—	—	—

Summary of Impaired Loans

Year-end impaired loans are set forth in the following table (in thousands):

	December 31, 2013
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and Other Loans	$36	$4	$32	$36	$32
Commercial real estate	930	378	552	930	136
Consumer real estate	231	231	—	231	—

Total	$1,197	$613	$584	$1,197	$168

	December 31, 2012
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and Other Loans	$31	$8	$23	$31	$23
Commercial real estate	3,115	537	2,578	3,115	619
Consumer real estate	226	226	—	226	—

Total	$3,372	$771	$2,601	$3,372	$642

Average Recorded Investment in Impaired Loans

The average recorded investment in impaired loans are set forth below in the following table (in thousands):

	Average Recorded Investment
	December 31, 2013	December 31, 2012

Commercial and Other Loans	28	32
Commercial real estate	2,157	3,112
Consumer real estate	230	502

Total	$2,415	$3,646

Troubled Debt Restructurings on Financing Receivables

The following tables include the recorded investment and number of modifications for modified loans, as of the respective dates. The Company reports the recorded investment in the loans prior to a modification and also the recorded investment in the loans after the loans were restructured.

	December 31, 2013			December 31, 2012
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
Commercial and Other Loans	—	$—	$—	—	$—	$—
Commercial real estate	1	46	46	3	2,768	2,231
Consumer real estate	—	—	—	2	27	21

Total	1	$46	$46	5	$2,795	$2,252

Troubled Debt Restructurings That subsequently defaulted
Commercial and Other Loans	—	$—	$—	—	$—	$—
Commercial real estate	—	—	—	2	2,513	2,094
Consumer real estate	—	—	—	1	23	18

Total	—	$—	$—	3	$2,536	$2,112